GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Goodwill
The changes in the net carrying amount of goodwill in 2018 and 2019 were as follows:

Balance as of January 1, 2018	$125,051

Balance as of December 31, 2018	$125,051

Acquisition of Captain growth	$758

Balance as of December 31, 2019	$125,809

Summary of Intangible Assets
The following is a summary of intangible assets as of December 31, 2019:

	December 31, 2018	Additions	Amortization	OCI	December 31, 2019

Acquired technology	$30,807	$442	$-	$(90)	$31,159
Accumulated amortization	(21,242)	-	(649)	81	(21,810)
Impairment	(8,749)	-	-	-	(8,749)
Acquired technology, net	816	442	(649)	(9)	600

Customer relationships	31,940	-	-	(29)	31,911
Accumulated amortization	(19,825)	-	(928)	26	(20,727)
Impairment	(10,426)	-	-	-	(10,426)
Customer relationships, net	1,689	-	(928)	(3)	758

Tradename and other	18,415	-	-	(131)	18,284
Accumulated amortization	(9,314)	-	(2,679)	96	(11,897)
Impairment	(5,110)	-	-	-	(5,110)
Tradename and other, net	3,991	-	(2,679)	(35)	1,277

Intangible assets, net	$6,496	$442	$(4,256)	$(47)	$2,635

The following is a summary of intangible assets as of December 31, 2018:

	December 31, 2017	Amortization	OCI	December 31, 2018

Acquired technology	$30,837	$-	$(30)	$30,807
Accumulated amortization	(19,959)	(1,301)	18	(21,242)
Impairment	(8,749)	-	-	(8,749)
Acquired technology, net	2,129	(1,301)	(12)	816

Customer relationships	31,949	-	(9)	31,940
Accumulated amortization	(18,832)	(999)	6	(19,825)
Impairment	(10,426)	-	-	(10,426)
Customer relationships, net	2,691	(999)	(3)	1,689

Tradename and other	18,457	-	(42)	18,415
Accumulated amortization	(6,858)	(2,469)	13	(9,314)
Impairment	(5,110)	-	-	(5,110)
Tradename and other, net	6,489	(2,469)	(29)	3,991

Intangible assets, net	$11,309	$(4,769)	$(44)	$6,496

Schedule of Estimated Useful Life of the Intangible Assets	The estimated useful life of the intangible assets are as follows:
Estimated useful life
Acquired technology	3-5 years
Customer relationships	4-5 years
Tradename and other	4-11 years

Schedule of Estimated Future Amortization Expense	Amortization of intangible assets, net, in each of the succeeding five years and thereafter is estimated as follows:
2020	$1,366
2021	322
2022	333
2023	346
2024	268

$2,635